Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BARON SELECT FUNDS
Prospectus Date	rr_ProspectusDate	Aug. 31, 2016
Supplement [Text Block]	bsf_SupplementTextBlock

BARON

FUNDS®

Baron International Growth Fund

Supplement dated November 7, 2016

to Prospectus dated August 31, 2016

IMPORTANT NOTICE REGARDING CHANGE IN THE INVESTMENT STRATEGY

Effective January 6, 2017, in connection with the principal investment strategy of Baron International Growth Fund (the “Fund”), the Prospectus of the Fund is modified as follows:

On page 18 of the Prospectus, with respect to Baron International Growth Fund, the following sentences under “Principal Investment Strategies of the Fund,” which read as follows:

“The Fund seeks to diversify its investments among several developed countries and developing countries throughout the world, although the Fund’s total exposure to developing countries will not exceed 30%. For the purpose of the 30% restriction, developing countries include countries in the MSCI Emerging Markets (EM) Index, countries in the MSCI Frontier Markets (FM) Index and other countries determined by the Adviser to be developing countries based on classifications made by the International Monetary Fund and/or the World Bank or on country characteristics similar to those of the countries in the EM and FM Indexes.”

are deleted in their entirety and replaced with the following:

“The Fund seeks to diversify its investments among several developed countries and developing countries throughout the world, although the Fund may only invest up to 35% of its net assets in developing countries. Developing countries include countries in the MSCI Emerging Markets (EM) Index, countries in the MSCI Frontier Markets (FM) Index and other countries determined by the Adviser to be developing countries based on classifications made by the International Monetary Fund or on country characteristics similar to those of the countries in the EM and FM Indexes.”

This information supplements the Prospectus dated August 31, 2016. This Supplement and the Prospectus constitute a current prospectus. To request another copy of the Prospectus, please call 1-800-992-2766 or visit our website at www.BaronFunds.com.

Baron International Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bsf_SupplementTextBlock

BARON

FUNDS®

Baron International Growth Fund

Supplement dated November 7, 2016

to Prospectus dated August 31, 2016

IMPORTANT NOTICE REGARDING CHANGE IN THE INVESTMENT STRATEGY

Effective January 6, 2017, in connection with the principal investment strategy of Baron International Growth Fund (the “Fund”), the Prospectus of the Fund is modified as follows:

On page 18 of the Prospectus, with respect to Baron International Growth Fund, the following sentences under “Principal Investment Strategies of the Fund,” which read as follows:

“The Fund seeks to diversify its investments among several developed countries and developing countries throughout the world, although the Fund’s total exposure to developing countries will not exceed 30%. For the purpose of the 30% restriction, developing countries include countries in the MSCI Emerging Markets (EM) Index, countries in the MSCI Frontier Markets (FM) Index and other countries determined by the Adviser to be developing countries based on classifications made by the International Monetary Fund and/or the World Bank or on country characteristics similar to those of the countries in the EM and FM Indexes.”

are deleted in their entirety and replaced with the following:

“The Fund seeks to diversify its investments among several developed countries and developing countries throughout the world, although the Fund may only invest up to 35% of its net assets in developing countries. Developing countries include countries in the MSCI Emerging Markets (EM) Index, countries in the MSCI Frontier Markets (FM) Index and other countries determined by the Adviser to be developing countries based on classifications made by the International Monetary Fund or on country characteristics similar to those of the countries in the EM and FM Indexes.”

This information supplements the Prospectus dated August 31, 2016. This Supplement and the Prospectus constitute a current prospectus. To request another copy of the Prospectus, please call 1-800-992-2766 or visit our website at www.BaronFunds.com.